Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Details) - Fair Value, Measurements, Nonrecurring - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	$ 2,822	$ 71
Foreclosed assets held for sale	0	0
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	2,822	71
Foreclosed assets held for sale	$ 0	$ 0